Cover	12 Months Ended
Apr. 28, 2024
Cover [Abstract]
Entity Central Index Key	0001852633
Amendment Flag	true
Document Type	POS AM
Amendment Description	Updated registration statement to include information from the registrant’s 10-K.
Entity Registrant Name	Pinstripes Holdings, Inc.
Entity Address, Address Line One	1150 Willow Road
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	847
Local Phone Number	480-2323
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2556699
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false